Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 25, 2012
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 25, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

MainStay ICAP Equity Fund (Prospectus Summary): | MainStay ICAP Equity Fund
MainStay ICAP Equity Fund

THE MAINSTAY GROUP OF FUNDS

MainStay ICAP Equity Fund

MainStay ICAP Select Equity Fund

MainStay ICAP International Fund

Supplement dated May 25, 2012 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay ICAP International Fund (each a “Fund” and collectively the “Funds”), each a series of MainStay Funds Trust. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

At a special meeting held on May 21, 2012, each Fund’s shareholders approved a change in the classification of each Fund’s investment objective from a fundamental investment policy to a non-fundamental investment policy.

Therefore, as described in the supplement dated February 28, 2012, each Fund’s investment objective has changed as follows:

Fund Name	New Investment Objective
MainStay ICAP Equity Fund	The Fund seeks total return.
MainStay ICAP Select Equity Fund	The Fund seeks total return.
MainStay ICAP International Fund	The Fund seeks total return.

All references to each Fund’s investment objective as a fundamental investment restriction are deleted.

This supplement supersedes the supplement dated February 28, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
MainStay ICAP Equity Fund (Prospectus Summary): | MainStay ICAP Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay ICAP Equity Fund
Supplement Text	ck0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay ICAP Equity Fund

MainStay ICAP Select Equity Fund

MainStay ICAP International Fund

Supplement dated May 25, 2012 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay ICAP International Fund (each a “Fund” and collectively the “Funds”), each a series of MainStay Funds Trust. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

At a special meeting held on May 21, 2012, each Fund’s shareholders approved a change in the classification of each Fund’s investment objective from a fundamental investment policy to a non-fundamental investment policy.

Therefore, as described in the supplement dated February 28, 2012, each Fund’s investment objective has changed as follows:

Fund Name	New Investment Objective
MainStay ICAP Equity Fund	The Fund seeks total return.
MainStay ICAP Select Equity Fund	The Fund seeks total return.
MainStay ICAP International Fund	The Fund seeks total return.

All references to each Fund’s investment objective as a fundamental investment restriction are deleted.

This supplement supersedes the supplement dated February 28, 2012.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay ICAP Select Equity Fund (Prospectus Summary): | MainStay ICAP Select Equity Fund
MainStay ICAP Select Equity Fund

THE MAINSTAY GROUP OF FUNDS

MainStay ICAP Equity Fund

MainStay ICAP Select Equity Fund

MainStay ICAP International Fund

Supplement dated May 25, 2012 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay ICAP International Fund (each a “Fund” and collectively the “Funds”), each a series of MainStay Funds Trust. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

At a special meeting held on May 21, 2012, each Fund’s shareholders approved a change in the classification of each Fund’s investment objective from a fundamental investment policy to a non-fundamental investment policy.

Therefore, as described in the supplement dated February 28, 2012, each Fund’s investment objective has changed as follows:

Fund Name	New Investment Objective
MainStay ICAP Equity Fund	The Fund seeks total return.
MainStay ICAP Select Equity Fund	The Fund seeks total return.
MainStay ICAP International Fund	The Fund seeks total return.

All references to each Fund’s investment objective as a fundamental investment restriction are deleted.

This supplement supersedes the supplement dated February 28, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
MainStay ICAP Select Equity Fund (Prospectus Summary): | MainStay ICAP Select Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay ICAP Select Equity Fund
Supplement Text	ck0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay ICAP Equity Fund

MainStay ICAP Select Equity Fund

MainStay ICAP International Fund

Supplement dated May 25, 2012 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay ICAP International Fund (each a “Fund” and collectively the “Funds”), each a series of MainStay Funds Trust. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

At a special meeting held on May 21, 2012, each Fund’s shareholders approved a change in the classification of each Fund’s investment objective from a fundamental investment policy to a non-fundamental investment policy.

Therefore, as described in the supplement dated February 28, 2012, each Fund’s investment objective has changed as follows:

Fund Name	New Investment Objective
MainStay ICAP Equity Fund	The Fund seeks total return.
MainStay ICAP Select Equity Fund	The Fund seeks total return.
MainStay ICAP International Fund	The Fund seeks total return.

All references to each Fund’s investment objective as a fundamental investment restriction are deleted.

This supplement supersedes the supplement dated February 28, 2012.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay ICAP International Fund (Prospectus Summary): | MainStay ICAP International Fund
MainStay ICAP International Fund

THE MAINSTAY GROUP OF FUNDS

MainStay ICAP Equity Fund

MainStay ICAP Select Equity Fund

MainStay ICAP International Fund

Supplement dated May 25, 2012 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay ICAP International Fund (each a “Fund” and collectively the “Funds”), each a series of MainStay Funds Trust. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

At a special meeting held on May 21, 2012, each Fund’s shareholders approved a change in the classification of each Fund’s investment objective from a fundamental investment policy to a non-fundamental investment policy.

Therefore, as described in the supplement dated February 28, 2012, each Fund’s investment objective has changed as follows:

Fund Name	New Investment Objective
MainStay ICAP Equity Fund	The Fund seeks total return.
MainStay ICAP Select Equity Fund	The Fund seeks total return.
MainStay ICAP International Fund	The Fund seeks total return.

All references to each Fund’s investment objective as a fundamental investment restriction are deleted.

This supplement supersedes the supplement dated February 28, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
MainStay ICAP International Fund (Prospectus Summary): | MainStay ICAP International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay ICAP International Fund
Supplement Text	ck0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay ICAP Equity Fund

MainStay ICAP Select Equity Fund

MainStay ICAP International Fund

Supplement dated May 25, 2012 (“Supplement”) to the Summary Prospectuses

and Prospectus, each dated February 28, 2012

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay ICAP International Fund (each a “Fund” and collectively the “Funds”), each a series of MainStay Funds Trust. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

At a special meeting held on May 21, 2012, each Fund’s shareholders approved a change in the classification of each Fund’s investment objective from a fundamental investment policy to a non-fundamental investment policy.

Therefore, as described in the supplement dated February 28, 2012, each Fund’s investment objective has changed as follows:

Fund Name	New Investment Objective
MainStay ICAP Equity Fund	The Fund seeks total return.
MainStay ICAP Select Equity Fund	The Fund seeks total return.
MainStay ICAP International Fund	The Fund seeks total return.

All references to each Fund’s investment objective as a fundamental investment restriction are deleted.

This supplement supersedes the supplement dated February 28, 2012.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.